Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

September 7, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Fund UL III for Variable Life Insurance

File No. 811-09215

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2021 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Fund UL III for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of BNY Mellon Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the Delaware VIP® Small Cap Value Series of Delaware VIP® Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain series of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-Annual Report for the MFS® New Discovery Series of MFS® Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Report for the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK 0001261788, File No. 811-21422.

The Semi-Annual Report for the Vanguard Small Company Growth Portfolio of Vanguard Variable Insurance Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company

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